Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	June 30, 2012			March 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,832	$12,168	$23,000	$10,545	$12,455
Lease Rights	3,754	2,238	1,516	3,838	2,147	1,691
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,759	$13,070	$27,689	$40,843	$12,692	$28,151

The trademarks relate to the Company’s brand name and are amortized over twenty years. Lease rights are amortized over the respective terms of the underlying lease. Amortization expense was $0.4 million and $0.4 million, respectively, for each of the three months ended June 30, 2012 and July 2, 2011.

Goodwill is not amortized but will be tested for impairment in the last quarter of Fiscal 2013, or whenever impairment indicators exist. As of June 30, 2012, cumulative impairment related to goodwill totaled $5.4 million. There were no charges related to the impairment of goodwill in the periods presented.

Estimated amortization expense for each of the next five years is as follows (in thousands):

Remainder of Fiscal 2013	$1,082
Fiscal 2014	1,393
Fiscal 2015	1,393
Fiscal 2016	1,386
Fiscal 2017	1,386
Thereafter	7,044

$13,684

7. Intangible Assets and Goodwill

The following table discloses the carrying values of intangible assets and goodwill (in thousands):

	March 31, 2012			April 2, 2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Trademarks	$23,000	$10,545	$12,455	$23,000	$9,395	$13,605
Lease Rights	3,838	2,147	1,691	3,823	1,632	2,191
Goodwill	14,005	—	14,005	14,005	—	14,005

	$40,843	$12,692	$28,151	$40,828	$11,027	$29,801

The trademarks relate to the Company’s brand name and are amortized over twenty years. Lease rights are amortized over the respective terms of the underlying lease. Amortization expense was $1.5 million, $1.9 million, and $1.7 million, respectively, for each of the years ended March 31, 2012, April 2, 2011, and April 3, 2010.

Goodwill is not amortized but will be tested for impairment in the last quarter of Fiscal 2013, or whenever impairment indicators exist. As of March 31, 2012, cumulative impairment related to goodwill totaled $5.4 million. There were no charges related to the impairment of goodwill in the periods presented.

Estimated amortization expense for each of the next five years is as follows (in thousands):

Fiscal 2013	$1,472
Fiscal 2014	1,406
Fiscal 2015	1,406
Fiscal 2016	1,399
Fiscal 2017	1,398
Thereafter	7,064

$14,145

As a result of impairment charges recognized in Fiscal 2011, related to certain retail stores, as described in Note 6, the Company recognized impairment charges of $1.8 million for lease rights related to those stores. There were no impairments to lease rights related to the stores which were impaired during Fiscal 2012.